11. Warrants (Sept. 2017) (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds from Warrant Exchange	$ 3,866,573
Warrant [Member]
Warrants outstanding	1,766,698	1,651,698	1,685,032
Proceeds from Warrant Exchange	$ 3,866,573
Fair value of warrants issued	$ 1,402,174
Reload Warrants [Member]
Warrants issued	799,991
Reload Warrants [Member] | Chardan [Member]
Warrants issued	115,000
Payment of stock issuance costs	$ 363,617
Market Price Warrants [Member]
Warrants issued	371,699